Schedule of Reinsurance (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		$ 1,015		$ 890		$ 832
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(291)		(255)		(301)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		0		0		0
Reinsurance Effect on Claims and Benefits Incurred, Net amount	603	724		635		531
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net		0.00%		0.00%		0.00%
Life, accident and health insurance in force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		228,095		216,002		209,732
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(58,310)		(59,895)		(60,499)
Reinsurance Effect on Claims and Benefits Incurred, Amount Assumed from other companies		6		5		5
Reinsurance Effect on Claims and Benefits Incurred, Net amount		169,791		156,112		149,238
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net		0.00%		0.00%		0.00%
Life insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		783	[1]	701	[1]	596	[1]
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		(59)	[1]	(66)	[1]	(65)	[1]
Reinsurance Effect on Claims and Benefits Incurred, Net amount		724	[1]	635	[1]	531	[1]
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net		0.00%	[1]	0.00%	[1]	0.00%	[1]
Accident and health insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment, Net Amount [Abstract]
Reinsurance Premiums for Insurance Companies, Product Segment, Gross amount		232		189		236
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded to other companies		$ (232)		$ (189)		$ (236)
Reinsurance Premiums for Insurance Companies, by Product Segment, Percentage of amount assumed to net		0.00%		0.00%		0.00%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.